Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions	Acquisition
On February 5, 2021 (the “Asset Acquisition Date”), the Company entered into a Unit Purchase Agreement (the “Acquisition Agreement”) with the shareholders of BusinessPhone.com, a reseller of enterprise-grade Cloud Contact Center and Voice Over Internet Protocol (“VoIP”) telephony solutions, for the purchase of the entire share capital of BusinessPhone. The total consideration transferred is contingent upon the Company’s earnout revenue set forth in the Acquisition Agreement, up to a maximum cash consideration of $7.0 million that was due by September 2021. Before the acquisition, BusinessPhone had been owned by IQ Ventures, which sold SpeechIQ LLC to LiveVox on December 16, 2019. In connection with the acquisition of BusinessPhone, the $1.1 million holdback related to the acquisition of SpeechIQ LLC was released, net of holdback adjustments. The Company completed this acquisition primarily to obtain access to BusinessPhone’s knowledge and Unified Communications as a Service expertise.
In accordance with ASC 805,
Business Combinations
, the Company determined that substantially all of the fair value of the gross assets acquired was concentrated in a single identifiable asset, which was customer relationships. Accordingly, the acquired set of assets and activities did not meet the definition of a business. As a result, the Company accounted for the acquisition of BusinessPhone as an asset acquisition as opposed to a business combination and allocated the cost of the asset acquisition, including transaction costs, to identifiable assets acquired and liabilities assumed based on a relative fair value basis.
As of the Asset Acquisition Date, the total cost of the asset acquisition amounted to $7.0 million, of which $6.0 million of contingent consideration was not paid to BusinessPhone’s shareholders. The Company determined that the contingent consideration was not subject to derivative accounting. As a result, the Company allocated the excess fair value of the net assets acquired over the initial consideration transferred to the identifiable net assets (excluding non-qualifying
assets) based on their relative fair values on the Asset Acquisition Date. The fair value of identifiable intangible assets acquired was based on estimates and assumptions made by management using the income, market and cost approaches. The following tables present the total cost of the asset acquisition and the allocation to the assets acquired and liabilities assumed based upon their relative fair value at the Asset Acquisition Date (dollars in thousands):

Amount
Cost of the asset acquisition
Base purchase price	$750
Contingent consideration	5,969
Direct transaction costs	284

Total cost of the asset acquisition	$7,003

Amount
Assets acquired
Cash and cash equivalents	$784
Restricted cash	826
Accounts receivable, net	696
Deposits and other	78
Property and equipment, net	76
Intangible assets, net:
Customer relationships	5,600
Acquired workforce	380

Total assets acquired	8,440

Liabilities assumed
Accounts payable	439
Accrued expenses and other	182
Short-term debt	816

Total liabilities assumed	1,437

Net identifiable assets acquired	$7,003

The identified intangible assets acquired as part of this asset acquisition were customer relationships and acquired workforce at their allocated cost of $5.6 million and $0.4 million, respectively, with their estimated useful lives of 10 years and 10 years, respectively. The intangible assets are amortized on a straight-line basis.
As of December 31, 2021, the final amount of consideration is determined to be $7.4 million which is based on the terms of the Acquisition Agreement. Since the contingency is resolved and the consideration is paid in full as of December 31, 2021, the amount of contingent consideration liability as of December 31, 2021 was reduced to zero. Since the measurement period is not applicable to an asset acquisition, there has been no adjustment to the cost basis of assets acquired and liabilities assumed.